Amount Due from/(to) Related Parties - Schedule of Trade and Non-trade Related Parties (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Trade
Amount due from related party trade	RM 4,562,855	$ 1,083,171	RM 1,802,498	$ 402,748	RM 3,076,027
Non-trade
Amount due from related party non-trade	1,817,995	431,572	617,995	138,084	131,131
Amount due from related parties	6,380,850	1,514,742	2,420,493	540,832	3,207,158
Amount due to related parties	3,114,186	739,273	2,168,066	484,430	2,759,913
Solar Bina Engineering Sdn Bhd. [Member]
Trade
Amount due from related party trade	24,727	5,870	24,727	5,525	1,119,848
Non-trade
Amount due from related party non-trade	1,600,000	379,822	400,000	89,375
RL Sunseap Energy Sdn. Bhd. [Member]
Trade
Amount due from related party trade			1,387,771	310,082	256,256
Reservoir Link Renewable Sdn. Bhd. [Member]
Trade
Amount due from related party trade	3,840,451	911,680	390,000	87,141	1,699,923
Reservoir Link Energy Bhd. [Member]
Non-trade
Amount due from related party non-trade	217,995	51,750	217,995	48,709	131,131
Amount due to related parties	1,790,337	425,006	1,514,762	338,456	2,474,525
Reservoir Link Sdn. Bhd. [Member]
Non-trade
Amount due to related parties	258,804	61,438	258,804	57,827	285,388
Mr. Lee Seng Chi [Member]
Non-trade
Amount due to related parties	RM 465,045	$ 110,396	RM 394,500	$ 88,147